Financial Assets and Financial Liabilities - Summary of Changes in Level 3 of the Fair Value Hierarchy (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Level3 Of Fair Value Hierarchy | Due from financial institutions measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 53,791	₩ 53,791	₩ 45,025
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		6,047		8,766
Other comprehensive income (loss)		0		0
Purchases		0		0
Sales		0		0
Issues		0		0
Settlements		0		0
Transfers into Level 3	[1]	0		0
Transfers out of Level 3	[1]	0		0
Ending balance		59,838	53,791	53,791
Level3 Of Fair Value Hierarchy | Derivatives held for trading
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		(666,734)	(666,734)	(659,816)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(256,240)		(74,870)
Other comprehensive income (loss)		0		0
Purchases		5,042		11,646
Sales		(5,362)		(6,654)
Issues		(2,960)		(6,275)
Settlements		579,732		69,235
Transfers into Level 3	[1]	0		0
Transfers out of Level 3	[1]	0		0
Ending balance		₩ (346,522)	₩ (666,734)	(666,734)
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Level3 Of Fair Value Hierarchy | Equity securities measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 1,450,908	₩ 1,450,908	1,458,280
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		0		0
Other comprehensive income (loss)		(197,070)		(65,983)
Purchases		246,560		98,697
Sales		(411)		(40,086)
Issues		0		0
Settlements		0		0
Transfers into Level 3	[1]	0		0
Transfers out of Level 3	[1]	0		0
Ending balance		1,499,987	1,450,908	1,450,908
Level3 Of Fair Value Hierarchy | Financial liabilities designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		(7,028,486)	(7,028,486)	(8,231,303)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(268,251)		(338,726)
Other comprehensive income (loss)		(10,816)		(32,370)
Purchases		0		0
Sales		0		0
Issues		(4,200,664)		(4,431,945)
Settlements		5,335,699		6,005,858
Transfers into Level 3	[1]	0		0
Transfers out of Level 3	[1]	0		0
Ending balance		(6,172,518)	(7,028,486)	(7,028,486)
Level3 Of Fair Value Hierarchy | Securities measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		17,986,748	17,986,748	16,479,588
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		488,988		347,251
Other comprehensive income (loss)		2		0
Purchases		3,820,317		3,448,093
Sales		(3,280,871)		(2,222,518)
Issues		0		0
Settlements		0		0
Transfers into Level 3	[1]	6,142		13,027
Transfers out of Level 3	[1]	(141,844)		(78,693)
Ending balance		₩ 18,879,482	₩ 17,986,748	17,986,748
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Level3 Of Fair Value Hierarchy | Loans measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 183,490	₩ 183,490	149,074
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		44,863		(11,954)
Other comprehensive income (loss)		0		0
Purchases		1,493,924		50,435
Sales		(534,676)		(4,065)
Issues		0		0
Settlements		0		0
Transfers into Level 3	[1]	162		0
Transfers out of Level 3	[1]	0		0
Ending balance		₩ 1,187,763	₩ 183,490	₩ 183,490

[1]	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.